Employee benefits (Details 4) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Reconciliation of changes in net assets available for benefits [abstract]
Fair value of plan assets at the beginning of the year	₨ 138,180	₨ 40,651	₨ 30,474
Interest income	8,788	2,316	1,705
Employer contributions	157,682	120,000	21,214
Benefits paid	(25,342)	(23,290)	(10,743)
Remeasurements - return on plan assets excluding amounts included in interest income	(8,138)	(1,497)	(1,999)
Fair value of plan assets at the end of the year	271,170	138,180	40,651
Actual return on plan assets	₨ 611	₨ 907	₨ (293)